INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Taxes [Abstract]
Effective tax rate	15.90%	12.00%	12.60%	9.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income			12.50%
Corporation tax rate on non-trading income			25.00%